UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2019

WESTERN ASSET

HIGH YIELD FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Yield Fund for the six-month reporting period ended November 30, 2019. Please read on for Fund performance during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

II	Western Asset High Yield Fund

Performance review

For the six months ended November 30, 2019, Class I shares of Western Asset High Yield Fund returned 3.71%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexi, returned 4.27% for the same period. The Lipper High Yield Funds Category Averageii returned 4.05% over the same time frame.

Performance Snapshot as of November 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset High Yield Fund:
Class A	3.55%
Class A2	3.57%
Class C	3.17%
Class R	3.54%
Class I	3.71%
Class IS	3.86%
Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index	4.27%
Lipper High Yield Funds Category Average	4.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2019 for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 4.49%, 4.49%, 3.83%, 4.33%, 4.90% and 4.99%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class R, Class I and Class IS shares would have been 4.47%, 4.46%, 3.83%, 4.11%, 4.88% and 4.96%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.05%, 1.01%, 1.79%, 1.53%, 0.76% and 0.71%, respectively.

Western Asset High Yield Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class A shares, 1.25% for Class A2 shares, 1.80% for Class C shares, 1.30% for Class R shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class R and Class IS shares as a result of acquired fund fees and expenses and interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2019

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The risks of high yield securities include greater price

IV	Western Asset High Yield Fund

volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 509 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset High Yield Fund	V

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Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2019 and May 31, 2019 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset High Yield Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2019 and held for the six months ended November 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.55%	$1,000.00	$1,035.50	1.01%	$5.14	Class A	5.00%	$1,000.00	$1,019.95	1.01%	$5.10
Class A2	3.57	1,000.00	1,035.70	0.97	4.94	Class A2	5.00	1,000.00	1,020.15	0.97	4.90
Class C	3.17	1,000.00	1,031.70	1.79	9.09	Class C	5.00	1,000.00	1,016.05	1.79	9.02
Class R	3.54	1,000.00	1,035.40	1.30	6.62	Class R	5.00	1,000.00	1,018.50	1.30	6.56
Class I	3.71	1,000.00	1,037.10	0.71	3.62	Class I	5.00	1,000.00	1,021.45	0.71	3.59
Class IS	3.86	1,000.00	1,038.60	0.65	3.31	Class IS	5.00	1,000.00	1,021.75	0.65	3.29

2	Western Asset High Yield Fund 2019 Semi-Annual Report

[1]	For the six months ended November 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset High Yield Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.0%
Communication Services — 18.9%
Diversified Telecommunication Services — 2.5%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	330,000	$347,243
CenturyLink Inc., Senior Notes	5.625%	4/1/25	260,000	275,272
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,070,000	1,118,484	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	740,000	589,928
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	850,000	869,116	(a)
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	770,000	803,551
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,430,000	1,541,197	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	560,000	576,800	(a)
Total Diversified Telecommunication Services				6,121,591
Entertainment — 1.4%
Netflix Inc., Senior Notes	5.875%	2/15/25	57,000	62,572
Netflix Inc., Senior Notes	6.375%	5/15/29	980,000	1,098,651
Netflix Inc., Senior Notes	5.375%	11/15/29	710,000	749,139	(a)
Netflix Inc., Senior Notes	4.875%	6/15/30	720,000	727,200	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	760,000	758,100	(a)
Twitter Inc., Senior Notes	0.250%	6/15/24	90,000	86,173
Total Entertainment				3,481,835
Interactive Media & Services — 0.4%
Match Group Inc., Senior Notes	6.375%	6/1/24	350,000	368,958
Match Group Inc., Senior Notes	5.000%	12/15/27	620,000	637,265	(a)
Total Interactive Media & Services				1,006,223
Media — 9.9%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,770,000	4,033,994	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	220,000	244,206	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	1,120,000	1,272,908	(a)
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	440,000	397,111
American Media LLC, Secured Notes	10.500%	12/31/26	1,020,000	1,106,570	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/23	1,140,000	1,169,914	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	190,000	201,121	(a)

See Notes to Financial Statements.

4	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,320,000	$1,402,533	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	690,000	727,967	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	430,000	533,814
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,160,000	3,163,950
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,550,000	2,647,187
Entercom Media Corp., Secured Notes	6.500%	5/1/27	570,000	602,973	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	300,000	302,640	(a)
Meredith Corp., Senior Notes	6.875%	2/1/26	330,000	340,015
Sirius XM Radio Inc., Senior Notes	4.625%	7/15/24	270,000	283,500	(a)
TEGNA Inc., Senior Notes	5.000%	9/15/29	480,000	481,200	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	440,000	565,024
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	610,000	589,413	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	1,210,000	1,224,910	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	370,000	382,179	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	400,000	421,421	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,830,000	1,926,121	(a)
Total Media				24,020,671
Wireless Telecommunication Services — 4.7%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	200,000	205,748	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	504,000	567,945	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,750,000	1,955,249	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,845,000	3,399,846
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	715,000	827,434
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	138,157
Sprint Corp., Senior Notes	7.875%	9/15/23	1,890,000	2,082,544
Sprint Corp., Senior Notes	7.625%	2/15/25	420,000	461,076

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	1,130,000	$1,211,953
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	400,000	419,510
Total Wireless Telecommunication Services				11,269,462
Total Communication Services				45,899,782
Consumer Discretionary — 13.0%
Auto Components — 0.7%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	240,000	243,675
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	149,000	151,793
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	931,000	938,006
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	360,000	315,900	(a)
Total Auto Components				1,649,374
Diversified Consumer Services — 2.4%
AMN Healthcare Inc., Senior Notes	4.625%	10/1/27	190,000	191,966	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	630,000	661,719	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	740,000	810,483	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	491,000	517,085	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	240,000	247,798	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	1,480,000	1,548,663	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	270,000	278,772
Service Corp. International, Senior Notes	7.500%	4/1/27	387,000	473,242
Service Corp. International, Senior Notes	5.125%	6/1/29	490,000	524,312
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	632,000	660,702	(a)
Total Diversified Consumer Services				5,914,742
Hotels, Restaurants & Leisure — 4.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	647,000	663,175	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	910,000	917,985	(a)

See Notes to Financial Statements.

6	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Boyne USA Inc., Secured Notes	7.250%	5/1/25	270,000	$293,737	(a)
Brinker International Inc., Senior Notes	5.000%	10/1/24	350,000	370,270	(a)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	600,000	637,494	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	50,000	51,521
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	460,000	488,669
International Game Technology PLC, Senior Secured Notes	6.250%	2/15/22	720,000	761,395	(a)
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	400,000	447,996	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	640,000	655,252	(a)(b)
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	210,000	220,231	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	410,000	436,393	(a)
MGM Resorts International, Senior Notes	6.000%	3/15/23	400,000	441,000
Scientific Games International Inc., Senior Notes	10.000%	12/1/22	632,000	649,380
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	410,000	428,450	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	940,000	984,208	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	542,000	576,642	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	280,000	278,716	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	820,000	879,305	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	800,000	841,194	(a)
Total Hotels, Restaurants & Leisure				11,023,013
Household Durables — 2.1%
Century Communities Inc., Senior Notes	5.875%	7/15/25	1,090,000	1,126,106
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	480,000	504,767	(a)
Lennar Corp., Senior Notes	5.875%	11/15/24	310,000	346,554
Lennar Corp., Senior Notes	4.750%	11/29/27	1,180,000	1,274,429
TopBuild Corp., Senior Notes	5.625%	5/1/26	980,000	1,024,441	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	8,000	$8,025
William Lyon Homes Inc., Senior Notes	6.000%	9/1/23	400,000	418,166
William Lyon Homes Inc., Senior Notes	5.875%	1/31/25	430,000	443,078
Total Household Durables				5,145,566
Specialty Retail — 1.6%
L Brands Inc., Senior Notes	5.250%	2/1/28	1,590,000	1,478,418
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	780,000	469,811	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	780,000	810,225
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	870,000	903,704	(a)
ServiceMaster Co. LLC, Senior Notes	7.450%	8/15/27	165,000	186,590
Total Specialty Retail				3,848,748
Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	200,000	210,998	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,640,000	1,748,425	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,600,000	1,652,664
William Carter Co., Senior Notes	5.625%	3/15/27	400,000	431,929	(a)
Total Textiles, Apparel & Luxury Goods				4,044,016
Total Consumer Discretionary				31,625,459
Consumer Staples — 2.0%
Beverages — 0.4%
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	870,000	913,492	(a)
Food Products — 0.9%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,280,000	1,356,573	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	220,000	238,111	(a)
Simmons Foods Inc., Secured Notes	5.750%	11/1/24	660,000	640,193	(a)
Total Food Products				2,234,877
Household Products — 0.5%
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	330,000	341,687
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	490,000	514,338
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	250,000	255,712	(a)
Total Household Products				1,111,737
Tobacco — 0.2%
Altria Group Inc., Senior Notes	5.950%	2/14/49	430,000	518,785
Total Consumer Staples				4,778,891
Energy — 9.0%
Energy Equipment & Services — 0.6%
Precision Drilling Corp., Senior Notes	7.125%	1/15/26	780,000	684,179	(a)

See Notes to Financial Statements.

8	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	400,500	$404,501	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	173,000	176,945	(a)
Transocean Inc., Senior Notes	7.250%	11/1/25	100,000	89,499	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	400,000	247,772
Total Energy Equipment & Services				1,602,896
Oil, Gas & Consumable Fuels — 8.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,250,000	1,130,867	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,170,000	1,015,382	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.250%	7/15/25	250,000	245,729
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	150,000	121,935
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	725,000	348,018
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	860,000	669,007	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	840,000	868,085	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	290,000	301,278
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	220,000	225,461	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	710,000	323,345	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	1,310,000	606,330	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	710,000	642,845
MEG Energy Corp., Secured Notes	6.500%	1/15/25	50,000	52,097	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	480,000	471,595	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,250,000	1,228,906	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	840,000	686,692
Murphy Oil USA Inc., Senior Notes	5.625%	5/1/27	180,000	194,575
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	450,000	477,616	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	230,000	294,645	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	8.500%	5/15/23	945,132	971,123	(c)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	400,000	374,750
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	681,000	626,520
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	470,000	565,283

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	$165,082
Range Resources Corp., Senior Notes	5.000%	3/15/23	680,000	592,443
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	570,000	599,925	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	650,000	676,998	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,030,000	876,468	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	490,000	495,508
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	560,000	590,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	400,000	407,929
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	130,000	138,981	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	180,000	194,818	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	500,000	501,406	(a)
TransMontaigne Partners LP/TLP Finance Corp., Senior Notes	6.125%	2/15/26	230,000	221,455
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	249,200	252,689	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	250,000	260,621	(a)
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	600,000	343,515
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	330,000	423,659
WPX Energy Inc., Senior Notes	6.000%	1/15/22	170,000	175,578
WPX Energy Inc., Senior Notes	8.250%	8/1/23	770,000	866,801
WPX Energy Inc., Senior Notes	5.250%	10/15/27	90,000	90,223
Total Oil, Gas & Consumable Fuels				20,316,464
Total Energy				21,919,360

See Notes to Financial Statements.

10	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 9.5%
Banks — 3.7%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000		$386,985	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 12/15/20 then EUR 5 year Swap Rate + 6.750%)	8.000%	12/15/20	520,000	EUR	614,240	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	460,000		508,629	(d)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	1,220,000		1,332,174	(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	340,000		388,741	(a)(d)(e)
CIT Group Inc., Senior Notes	4.750%	2/16/24	690,000		738,300
CIT Group Inc., Senior Notes	5.250%	3/7/25	140,000		154,349
CIT Group Inc., Subordinated Notes	6.125%	3/9/28	200,000		235,570
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	500,000		604,687	(a)(d)(e)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	290,000		318,662	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	540,000		585,846	(d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	690,000		718,306	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	200,000		213,618	(a)
Lions Gate Capital Holdings LLC, Senior Notes	5.875%	11/1/24	1,030,000		994,604	(a)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	450,000		509,843
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	590,000		679,533	(a)(e)
Total Banks					8,984,087

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	$643,500	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	221,671	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	228,861	(a)(d)(e)
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	540,000	550,349
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	570,000	618,450	(a)(d)(e)
Total Capital Markets				2,262,831
Consumer Finance — 1.3%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	430,000	593,948
Ally Financial Inc., Subordinated Notes	5.750%	11/20/25	750,000	827,813
FirstCash Inc., Senior Notes	5.375%	6/1/24	640,000	665,066	(a)
Navient Corp., Senior Notes	5.875%	10/25/24	770,000	821,967
Navient Corp., Senior Notes	6.750%	6/25/25	360,000	389,700
Total Consumer Finance				3,298,494
Diversified Financial Services — 2.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,400,000	1,483,123	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	790,000	523,703	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,040,000	1,097,632	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,310,000	2,368,443	(a)(c)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	260,000	273,030	(a)
Total Diversified Financial Services				5,745,931
Insurance — 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	650,000	690,618	(a)
Thrifts & Mortgage Finance — 0.9%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	390,000	406,035	(a)

See Notes to Financial Statements.

12	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Thrifts & Mortgage Finance — continued
Quicken Loans Inc., Senior Notes	5.250%	1/15/28	1,260,000	$1,317,680	(a)
Radian Group Inc., Senior Notes	4.875%	3/15/27	360,000	378,125
Total Thrifts & Mortgage Finance				2,101,840
Total Financials				23,083,801
Health Care — 7.4%
Health Care Equipment & Supplies — 0.1%
Immucor Inc., Senior Notes	11.125%	2/15/22	300,000	301,219	(a)
Health Care Providers & Services — 4.8%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	270,000	235,687	(a)
Aveanna Healthcare LLC	9.750%	12/15/26	1,320,000	1,379,400	(a)(b)
Centene Corp., Senior Notes	5.375%	6/1/26	960,000	1,021,224	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	371,250	(a)(b)
Centene Corp., Senior Notes	4.625%	12/15/29	830,000	872,537	(a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	920,000	920,574	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	300,000	310,254
HCA Inc., Senior Notes	7.690%	6/15/25	800,000	962,332
HCA Inc., Senior Notes	5.625%	9/1/28	1,541,000	1,745,221
HCA Inc., Senior Notes	7.500%	11/15/95	100,000	115,219
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	620,000	515,991	(a)(c)
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	780,000	829,237	(a)
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Senior Notes	9.750%	12/1/26	470,000	518,187	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	1,240,000	1,342,300
Tenet Healthcare Corp., Senior Secured Notes	4.625%	7/15/24	400,000	415,000
Total Health Care Providers & Services				11,554,413
Pharmaceuticals — 2.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	840,000	963,677	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,920,000	2,169,600	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	910,000	953,225	(a)
HLF Financing Sarl LLC/Herbalife International Inc., Senior Notes	7.250%	8/15/26	500,000	523,125	(a)

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	500,000	$476,250
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	250,000	226,250
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	880,000	897,600	(a)
Total Pharmaceuticals				6,209,727
Total Health Care				18,065,359
Industrials — 7.1%
Aerospace & Defense — 0.5%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	760,000	800,890	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	460,000	486,610	(a)
Total Aerospace & Defense				1,287,500
Air Freight & Logistics — 0.7%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	510,000	518,625
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,050,000	1,086,739	(a)
Total Air Freight & Logistics				1,605,364
Airlines — 0.3%
Continental Airlines Pass-Through Trust	8.388%	11/1/20	133	138
United Airlines Pass-Through Trust	5.375%	8/15/21	27,044	28,194
United Airlines Pass-Through Trust	4.750%	4/11/22	560,275	577,822
Total Airlines				606,154
Building Products — 0.5%
Standard Industries Inc., Senior Notes	6.000%	10/15/25	260,000	272,673	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	900,000	931,340	(a)
Total Building Products				1,204,013
Commercial Services & Supplies — 3.4%
ADT Security Corp., Senior Secured Notes	4.125%	6/15/23	660,000	678,143
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	720,000	754,499
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	710,000	715,325	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	970,000	1,034,629	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	180,000	182,025
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	600,000	642,015
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	860,000	899,478

See Notes to Financial Statements.

14	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,630,000	$2,801,016
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	440,000	455,322	(a)
Total Commercial Services & Supplies				8,162,452
Machinery — 1.0%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	570,000	584,957	(a)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	570,000	546,724	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	430,000	453,661	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	250,000	106,875
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	809,000	795,123
Total Machinery				2,487,340
Marine — 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,150,000	916,837	(a)
Road & Rail — 0.2%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	550,000	526,625	(a)
Trading Companies & Distributors — 0.1%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	400,000	313,166	(a)
Total Industrials				17,109,451
Information Technology — 2.2%
Communications Equipment — 0.4%
CommScope Inc., Senior Notes	8.250%	3/1/27	350,000	352,616	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	390,000	377,325	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	190,000	167,209	(a)
Total Communications Equipment				897,150
Electronic Equipment, Instruments & Components — 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	610,000	597,360
IT Services — 0.0%
Okta Inc., Senior Notes	0.125%	9/1/25	70,000	70,919	(a)
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology Inc., Senior Notes	6.625%	9/15/27	670,000	733,667	(a)
Software — 1.0%
ACI Worldwide Inc., Senior Notes	5.750%	8/15/26	150,000	160,365	(a)
CDK Global Inc., Senior Notes	5.875%	6/15/26	1,080,000	1,156,758

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
CDK Global Inc., Senior Notes	4.875%	6/1/27	250,000	$262,483
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	680,000	720,793	(a)
Total Software				2,300,399
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	240,000	243,900	(a)
Western Digital Corp., Senior Notes	4.750%	2/15/26	540,000	557,212
Total Technology Hardware, Storage & Peripherals				801,112
Total Information Technology				5,400,607
Materials — 10.2%
Chemicals — 1.1%
FXI Holdings Inc., Senior Secured Notes	7.875%	11/1/24	570,000	515,844	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	630,000	626,866
Valvoline Inc., Senior Notes	5.500%	7/15/24	910,000	950,026
Valvoline Inc., Senior Notes	4.375%	8/15/25	500,000	512,708
Total Chemicals				2,605,444
Construction Materials — 0.6%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.125%	6/1/25	310,000	317,879	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	6.500%	3/15/27	460,000	492,360	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	640,000	667,193
Total Construction Materials				1,477,432
Containers & Packaging — 3.0%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	650,000	649,317	(a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,380,000	1,452,450	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	10,000	10,125	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	630,000	638,663	(a)
Flex Acquisition Co. Inc., Senior Notes	7.875%	7/15/26	920,000	880,737	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	1,030,000	1,101,917	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,285,000	1,410,734
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	480,000	491,995	(a)

See Notes to Financial Statements.

16	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — continued
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	340,000	$370,609	(a)
Trivium Packaging Finance BV, Senior Secured Notes	5.500%	8/15/26	200,000	210,378	(a)
Total Containers & Packaging				7,216,925
Metals & Mining — 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,280,000	1,382,173	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	213,150	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,170,000	1,152,450	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	1,000,000	975,025	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	841,000	847,308
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	140,000	147,484
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,290,000	3,166,954
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	2,230,000	2,241,128	(a)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,150,000	743,900	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	253,691
Teck Resources Ltd., Senior Notes	5.200%	3/1/42	860,000	871,584
Total Metals & Mining				11,994,847
Paper & Forest Products — 0.6%
Mercer International Inc., Senior Notes	7.375%	1/15/25	710,000	756,303
Mercer International Inc., Senior Notes	5.500%	1/15/26	580,000	581,464
Total Paper & Forest Products				1,337,767
Total Materials				24,632,415
Real Estate — 3.2%
Equity Real Estate Investment Trusts (REITs) — 2.4%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	440,000	440,687
CoreCivic Inc., Senior Notes	4.625%	5/1/23	140,000	137,025
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	600,000	625,749
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	860,000	866,297	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	2,000,000	1,590,050
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	5.625%	5/1/24	850,000	937,125

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	250,000	$266,258
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	290,000	305,232
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	510,000	535,804
Total Equity Real Estate Investment Trusts (REITs)				5,704,227
Real Estate Management & Development — 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,200,000	1,177,992	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	770,000	833,845	(a)
Total Real Estate Management & Development				2,011,837
Total Real Estate				7,716,064
Utilities — 0.5%
Electric Utilities — 0.5%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000	409,990	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	400,000	340,265	(a)
Talen Energy Supply LLC, Senior Secured Notes	6.625%	1/15/28	470,000	461,938	(a)
Total Electric Utilities				1,212,193
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy Inc., Senior Notes	7.250%	5/15/26	30,000	32,919
Total Utilities				1,245,112
Total Corporate Bonds & Notes (Cost — $196,312,183)				201,476,301
Senior Loans — 5.6%
Communication Services — 0.8%
Entertainment — 0.6%
AMC Entertainment Holdings Inc., Term Loan B1 (3 mo. USD LIBOR + 3.000%)	5.230%	4/22/26	540,000	542,903	(e)(f)(g)
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.702%	10/7/24	811,692	813,763	(e)(f)(g)
Total Entertainment				1,356,666
Media — 0.2%
Diamond Sports Group LLC, Term Loan (1 mo. USD LIBOR + 3.250%)	4.960%	8/24/26	90,000	90,505	(e)(f)(g)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	5.781%	5/1/26	437,666	441,168	(e)(f)(g)(h)
Total Media				531,673
Total Communication Services				1,888,339

See Notes to Financial Statements.

18	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 1.3%
Auto Components — 0.2%
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.202%	4/30/26	580,000	$579,456	(e)(f)(g)
Specialty Retail — 1.0%
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.770%	3/11/22	1,829,332	1,782,455	(e)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	7.722%	6/12/26	778,050	755,033	(e)(f)(g)
Total Specialty Retail				2,537,488
Textiles, Apparel & Luxury Goods — 0.1%
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	7.430%	10/30/20	216,137	139,949	(e)(f)(g)
Total Consumer Discretionary				3,256,893
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Permian Production Partners LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	2.000%	5/20/24	494,000	259,350	(e)(f)(g)(i)
Financials — 0.2%
Diversified Financial Services — 0.2%
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.702%	8/25/22	398,992	396,997	(e)(f)(g)
Health Care — 1.5%
Health Care Equipment & Supplies — 0.1%
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	7.104%	6/15/21	374,167	371,361	(e)(f)(g)(i)
Health Care Providers & Services — 1.3%
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	11/16/25	287,825	289,594	(e)(f)(g)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.202%	8/6/26	750,000	738,516	(e)(f)(g)
Radnet Management Inc., First Lien Term Loan B1	5.510-7.500%	6/30/23	759,481	754,259	(e)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.750%	6/12/26	1,320,000	1,258,950	(e)(f)(g)
Total Health Care Providers & Services				3,041,319
Health Care Technology — 0.1%
AthenaHealth Inc., First Lien Term Loan B	6.258-6.401%	2/11/26	318,400	318,663	(e)(f)(g)
Total Health Care				3,731,343

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.9%
Building Products — 0.3%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.509%	4/14/25	562,875	$557,591	(e)(f)(g)
Commercial Services & Supplies — 0.6%
Allied Universal Holdco LLC, Delayed Draw Term Loan	—	7/10/26	84,930	84,789	(h)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	857,795	856,364	(e)(f)(g)
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	580,000	579,512	(e)(f)(g)
Total Commercial Services & Supplies				1,520,665
Total Industrials				2,078,256
Information Technology — 0.6%
Communications Equipment — 0.3%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	5.952%	11/29/25	788,015	681,633	(e)(f)(g)
IT Services — 0.3%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.452%	9/30/24	797,985	799,481	(e)(f)(g)
Total Information Technology				1,481,114
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.702%	2/7/23	384,025	385,705	(c)(e)(f)(g)
Total Senior Loans (Cost — $13,816,411)				13,477,997
Asset-Backed Securities — 4.3%
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.391%	8/5/27	500,000	459,784	(a)(e)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.649%	11/20/28	350,000	312,559	(a)(e)
BlueMountain CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.200%)	7.203%	7/18/27	250,000	212,607	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	9.689%	8/20/32	350,000	346,482	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.666%	7/20/31	500,000	476,591	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.966%	4/20/29	300,000	284,318	(a)(e)

See Notes to Financial Statements.

20	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.151%	10/15/26	360,000	$352,437	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.402%	4/17/30	250,000	222,051	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.616%	7/20/28	750,000	687,426	(a)(e)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.616%	1/20/31	250,000	221,783	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	4.501%	4/15/31	350,000	323,924	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.951%	4/15/31	250,000	221,182	(a)(e)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.952%	4/17/30	370,000	370,117	(a)(e)
Jackson Mill CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.800%)	4.801%	4/15/27	600,000	575,034	(a)(e)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.751%	1/15/28	500,000	493,369	(a)(e)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	350,000	291,866	(a)(e)
Neuberger Berman CLO XVII Ltd., 2014- 17A ER (3 mo. USD LIBOR + 6.550%)	8.503%	4/22/29	510,000	487,065	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.166%	10/20/27	250,000	232,411	(a)(e)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.751%	7/15/27	340,000	325,873	(a)(e)
OZLM XIX Ltd., 2017-19A C (3 mo. USD LIBOR + 3.100%)	5.086%	11/22/30	800,000	748,981	(a)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.409%	6/22/30	590,000	508,044	(a)(e)
Sound Point CLO III-R Ltd., 2013-2RA E (3 mo. USD LIBOR + 6.000%)	8.001%	4/15/29	500,000	411,232	(a)(e)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	7.536%	7/15/28	750,000	670,234	(a)(e)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	500,000	464,221	(a)(e)

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Venture XVII CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	4.821%	4/15/27	350,000	$330,231	(a)(e)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.741%	4/15/27	350,000	300,056	(a)(e)
Total Asset-Backed Securities (Cost — $11,023,494)				10,329,878

			Shares
Investments in Underlying Funds — 2.1%
Invesco Senior Loan ETF			154,318	3,465,982
SPDR Bloomberg Barclays Short Term High Yield Bond ETF			65,000	1,734,850
Total Investments in Underlying Funds (Cost — $5,208,018)				5,200,832
Common Stocks — 0.9%
Communication Services — 0.0%
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(i)(j)(k)
Consumer Discretionary — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Bossier Escrow Shares			81,754	18,967	*(i)(j)
Energy — 0.9%
Energy Equipment & Services — 0.0%
Hercules Offshore Inc. (Escrow)			54,577	31,809	*(i)(j)
KCAD Holdings I Ltd.			424,046,710	0	*(i)(j)(k)
Total Energy Equipment & Services				31,809
Oil, Gas & Consumable Fuels — 0.9%
Berry Petroleum Corp.			229,646	1,830,278
Montage Resources Corp.			38,435	189,869	*
MWO Holdings LLC			621	47,488	*(i)(j)
Total Oil, Gas & Consumable Fuels				2,067,635
Total Energy				2,099,444
Total Common Stocks (Cost — $12,433,248)				2,118,411

	Rate	Maturity Date	Face Amount†
Sovereign Bonds — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	160,000	72,306

See Notes to Financial Statements.

22	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	240,000	$104,715
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	250,000	109,149
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	330,000	134,590
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	450,000	182,250	(l)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	680,000	248,200	(l)
Total Sovereign Bonds (Cost — $1,998,030)				851,210
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
DISH Network Corp., Senior Notes	2.375%	3/15/24	410,000	371,691
DISH Network Corp., Senior Notes	3.375%	8/15/26	110,000	104,019
Total Communication Services				475,710
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	150,000	118,504
Total Convertible Bonds & Notes (Cost — $638,327)				594,214

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Capital Markets — 0.1%
B. Riley Financial Inc. (Cost — $230,000)	6.875%		9,200	239,016

	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%
OTC Purchased Options — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $21.00	BNP Paribas SA	1/17/20	41	83,863	5,497
SPDR S&P Oil & Gas Exploration & Production ETF, Put @ $21.00	Barclays Bank PLC	1/17/20	64	131,017	8,588
Total Purchased Options (Cost — $8,443)					14,085

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Security		Expiration Date	Rights	Value
Rights — 0.0%
DISH Network Corp. (Cost — $0)		12/10/19	360	$245	*
Total Investments before Short-Term Investments (Cost — $241,668,154)				234,302,189

	Rate		Shares
Short-Term Investments — 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,309,490)	1.531%		6,309,490	6,309,490	(m)
Total Investments — 99.1% (Cost — $247,977,644)				240,611,679
Other Assets in Excess of Liabilities — 0.9%				2,084,736
Total Net Assets — 100.0%				$242,696,415

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	All or a portion of this loan is unfunded as of November 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(k)	Value is less than $1.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At November 30, 2019, the total market value of investments in Affiliated Companies was $6,309,490 and the cost was $6,309,490 (Note 8).

See Notes to Financial Statements.

24	Western Asset High Yield Fund 2019 Semi-Annual Report

Western Asset High Yield Fund

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation

ETF	— Exchange-Traded Fund

EUR	— Euro

ICE	— Intercontinental Exchange

LIBOR	— London Interbank Offered Rate

PIK	— Payment-In-Kind

SPDR	— Standard & Poor’s Depositary Receipts

USD	— United States Dollar

Schedule of Written Options
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SPDR Bloomberg Barclays High Yield Bond ETF, Put (Premiums received — $34,514)	Barclays Bank PLC	12/20/19	$101.00	863	$9,348,117	$(636)

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund

SPDR	— Standard & Poor’s Depositary Receipts

At November 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	205	3/20	$24,404,295	$24,388,594	$(15,701)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	14	3/20	2,231,962	2,225,562	6,400
Net unrealized depreciation on open futures contracts					$(9,301)

At November 30, 2019, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	254,775	EUR	230,000	Barclays Bank PLC	1/17/20	$446
USD	121,570	EUR	110,000	BNP Paribas SA	1/17/20	(65)
USD	264,843	EUR	240,000	Citibank N.A.	1/17/20	(544)
Total						$(163)

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2019

Western Asset High Yield Fund

Abbreviations used in this table:

EUR	— Euro

USD	— United States Dollar

See Notes to Financial Statements.

26	Western Asset High Yield Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $241,668,154)	$234,302,189
Investments in affiliated securities, at value (Cost — $6,309,490)	6,309,490
Foreign currency, at value (Cost — $435,342)	424,960
Cash	1,011,394
Interest receivable	3,354,037
Receivable for securities sold	1,316,446
Deposits with brokers for open futures contracts and exchange-traded options	150,319
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $50,873)	50,792
Receivable for Fund shares sold	49,732
Receivable from broker — variation margin on open futures contracts	6,414
Unrealized appreciation on forward foreign currency contracts	446
Prepaid expenses	45,552
Total Assets	247,021,771

Liabilities:
Payable for securities purchased	4,054,070
Investment management fee payable	102,758
Payable for Fund shares repurchased	39,650
Distributions payable	38,348
Service and/or distribution fees payable	11,303
Directors’ fees payable	1,044
Written options, at value (premiums received — $34,514)	636
Unrealized depreciation on forward foreign currency contracts	609
Accrued expenses	76,938
Total Liabilities	4,325,356
Total Net Assets	$242,696,415

Net Assets:
Par value (Note 7)	$30,612
Paid-in capital in excess of par value	292,371,457
Total distributable earnings (loss)	(49,705,654)
Total Net Assets	$242,696,415

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2019

Net Assets:
Class A	$6,373,983
Class A2	$38,847,631
Class C	$2,303,856
Class R	$303,283
Class I	$67,831,012
Class IS	$127,036,650

Shares Outstanding:
Class A	805,299
Class A2	4,904,839
Class C	293,880
Class R	38,597
Class I	8,640,069
Class IS	15,929,488

Net Asset Value:
Class A (and redemption price)	$7.92
Class A2 (and redemption price)	$7.92
Class C*	$7.84
Class R (and redemption price)	$7.86
Class I (and redemption price)	$7.85
Class IS (and redemption price)	$7.97
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$8.27
Class A2 (based on maximum initial sales charge of 4.25%)	$8.27

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

28	Western Asset High Yield Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2019

Investment Income:
Interest from unaffiliated investments	$7,360,366
Interest from affiliated investments	63,419
Dividends	86,008
Total Investment Income	7,509,793

Expenses:
Investment management fee (Note 2)	659,190
Service and/or distribution fees (Notes 2 and 5)	64,388
Registration fees	53,670
Transfer agent fees (Note 5)	37,677
Fund accounting fees	35,954
Audit and tax fees	32,187
Shareholder reports	11,511
Fees recaptured by investment manager (Note 2)	6,670
Custody fees	4,295
Legal fees	4,243
Directors’ fees	3,618
Insurance	1,854
Commitment fees (Note 9)	793
Miscellaneous expenses	3,539
Total Expenses	919,589
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(34,602)
Net Expenses	884,987
Net Investment Income	6,624,806

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,861,511)
Futures contracts	270,232
Swap contracts	(115,363)
Forward foreign currency contracts	25,895
Foreign currency transactions	(1,356)
Net Realized Loss	(1,682,103)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,931,869
Futures contracts	(195,185)
Written options	33,878
Swap contracts	25,378
Forward foreign currency contracts	(7,585)
Foreign currencies	1,486
Change in Net Unrealized Appreciation (Depreciation)	3,789,841
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,107,738
Increase in Net Assets From Operations	$8,732,544

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended November 30, 2019 (unaudited) and the Year Ended May 31, 2019	November 30	May 31

Operations:
Net investment income	$6,624,806	$13,170,516
Net realized loss	(1,682,103)	(3,335,003)
Change in net unrealized appreciation (depreciation)	3,789,841	601,282
Increase in Net Assets From Operations	8,732,544	10,436,795

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,541,040)	(13,303,083)
Return of capital	—	(75,736)
Decrease in Net Assets From Distributions to Shareholders	(6,541,040)	(13,378,819)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	36,244,686	68,328,366
Reinvestment of distributions	6,288,132	12,932,462
Cost of shares repurchased	(43,966,315)	(86,655,089)
Decrease in Net Assets From Fund Share Transactions	(1,433,497)	(5,394,261)
Increase (Decrease) in Net Assets	758,007	(8,336,285)

Net Assets:
Beginning of period	241,938,408	250,274,693
End of period	$242,696,415	$241,938,408

See Notes to Financial Statements.

30	Western Asset High Yield Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.85	$7.96	$8.13	$7.60	$8.60	$9.19

Income (loss) from operations:
Net investment income	0.21	0.43	0.44	0.47	0.50	0.52
Net realized and unrealized gain (loss)	0.07	(0.10)	(0.18)	0.50	(1.00)	(0.58)
Total income (loss) from operations	0.28	0.33	0.26	0.97	(0.50)	(0.06)

Less distributions from:
Net investment income	(0.21)	(0.44)	(0.43)	(0.42)	(0.50)	(0.53)
Return of capital	—	(0.00) [3]	—	(0.02)	—	—
Total distributions	(0.21)	(0.44)	(0.43)	(0.44)	(0.50)	(0.53)

Net asset value, end of period	$7.92	$7.85	$7.96	$8.13	$7.60	$8.60
Total return[4]	3.55%	4.25%	3.27%	13.07%	(5.63)%	(0.62)%[5]

Net assets, end of period (000s)	$6,374	$2,386	$4,728	$6,137	$10,896	$6,453

Ratios to average net assets:
Gross expenses	1.04%[6,7]	1.06%[7]	1.00%	0.99%	0.96%	0.96%[7]
Net expenses[8]	1.01 [6,7,9]	0.99 [7,9]	0.99 [9]	0.99 [9]	0.96	0.96 [7]
Net investment income	5.31 [6]	5.43	5.43	5.96	6.58	5.96

Portfolio turnover rate	32%	71%	68%	74%	71%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.74% for the year ended May 31, 2015.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$7.85	$7.97	$8.14	$7.62	$8.63	$9.06

Income (loss) from operations:
Net investment income	0.21	0.43	0.44	0.47	0.51	0.43
Net realized and unrealized gain (loss)	0.07	(0.11)	(0.18)	0.50	(1.01)	(0.43)
Total income (loss) from operations	0.28	0.32	0.26	0.97	(0.50)	0.00	[4]

Less distributions from:
Net investment income	(0.21)	(0.44)	(0.43)	(0.43)	(0.51)	(0.43)
Return of capital	—	(0.00) [4]	—	(0.02)	—	—
Total distributions	(0.21)	(0.44)	(0.43)	(0.45)	(0.51)	(0.43)

Net asset value, end of period	$7.92	$7.85	$7.97	$8.14	$7.62	$8.63
Total return[5]	3.57%	4.16%	3.30%	12.97%	(5.70)%	0.06%[6]

Net assets, end of period (000s)	$38,848	$35,053	$31,070	$27,875	$14,974	$8,777

Ratios to average net assets:
Gross expenses	1.00%[7,8]	1.00%	0.98%	0.96%	0.98%	0.92%[7]
Net expenses[9]	0.97 [7,8,10]	0.95 [10]	0.96 [10]	0.96	0.98	0.92	[7]
Net investment income	5.30 [7]	5.52	5.47	5.90	6.62	6.09	[7]

Portfolio turnover rate	32%	71%	68%	74%	71%	82%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	For the period August 1, 2014 (inception date) to May 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.05% for the period ended May 31, 2015.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	For the year ended May 31, 2015.

See Notes to Financial Statements.

32	Western Asset High Yield Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.77	$7.89	$8.06	$7.54	$8.53	$9.10

Income (loss) from operations:
Net investment income	0.18	0.37	0.38	0.41	0.44	0.45
Net realized and unrealized gain (loss)	0.07	(0.12)	(0.18)	0.49	(0.99)	(0.57)
Total income (loss) from operations	0.25	0.25	0.20	0.90	(0.55)	(0.12)

Less distributions from:
Net investment income	(0.18)	(0.37)	(0.37)	(0.36)	(0.44)	(0.45)
Return of capital	—	(0.00) [3]	—	(0.02)	—	—
Total distributions	(0.18)	(0.37)	(0.37)	(0.38)	(0.44)	(0.45)

Net asset value, end of period	$7.84	$7.77	$7.89	$8.06	$7.54	$8.53
Total return[4]	3.17%	3.33%	2.48%	12.18%	(6.32)%	(1.25)%[5]

Net assets, end of period (000s)	$2,304	$2,320	$2,779	$3,791	$2,828	$2,667

Ratios to average net assets:
Gross expenses	1.82%[6,7]	1.80%[7]	1.75%	1.72%	1.76%[7]	1.81%[7]
Net expenses[8]	1.79 [6,7,9]	1.73 [7,9]	1.74 [9]	1.72	1.76 [7]	1.77 [7,9]
Net investment income	4.49 [6]	4.74	4.70	5.17	5.78	5.17

Portfolio turnover rate	32%	71%	68%	74%	71%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -1.25% for the year ended May 31, 2015.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.78	$7.91	$8.08	$7.55	$8.54	$9.12

Income (loss) from operations:
Net investment income	0.20	0.40	0.41	0.45	0.48	0.49
Net realized and unrealized gain (loss)	0.07	(0.12)	(0.18)	0.50	(0.99)	(0.58)
Total income (loss) from operations	0.27	0.28	0.23	0.95	(0.51)	(0.09)

Less distributions from:
Net investment income	(0.19)	(0.41)	(0.40)	(0.40)	(0.48)	(0.49)
Return of capital	—	(0.00) [3]	—	(0.02)	—	—
Total distributions	(0.19)	(0.41)	(0.40)	(0.42)	(0.48)	(0.49)

Net asset value, end of period	$7.86	$7.78	$7.91	$8.08	$7.55	$8.54
Total return[4]	3.54%	3.64%	2.95%	12.80%	(6.01)%	(0.77)%[5]

Net assets, end of period (000s)	$303	$282	$223	$187	$273	$372

Ratios to average net assets:
Gross expenses[6]	1.50%[7]	1.53%	1.50%	1.83%	1.53%	1.55%
Net expenses[6,8,9]	1.30 [7]	1.30	1.30	1.30	1.30	1.30
Net investment income	4.97 [7]	5.14	5.14	5.65	6.28	5.62

Portfolio turnover rate	32%	71%	68%	74%	71%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.89% for the year ended May 31, 2015.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Western Asset High Yield Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.78	$7.90	$8.07	$7.55	$8.54	$9.12

Income (loss) from operations:
Net investment income	0.22	0.45	0.46	0.50	0.52	0.55
Net realized and unrealized gain (loss)	0.07	(0.11)	(0.18)	0.49	(0.99)	(0.58)
Total income (loss) from operations	0.29	0.34	0.28	0.99	(0.47)	(0.03)

Less distributions from:
Net investment income	(0.22)	(0.46)	(0.45)	(0.45)	(0.52)	(0.55)
Return of capital	—	(0.00) [3]	—	(0.02)	—	—
Total distributions	(0.22)	(0.46)	(0.45)	(0.47)	(0.52)	(0.55)

Net asset value, end of period	$7.85	$7.78	$7.90	$8.07	$7.55	$8.54
Total return[4]	3.71%	4.40%	3.53%	13.33%	(5.35)%	(0.28)%[5]

Net assets, end of period (000s)	$67,831	$84,953	$106,298	$102,389	$105,119	$221,201

Ratios to average net assets:
Gross expenses	0.74%[6]	0.75%	0.74%	0.70%	0.72%	0.68%
Net expenses	0.71 [6,7,8]	0.70 [7]	0.72 [7]	0.70	0.72	0.68
Net investment income	5.54 [6]	5.74	5.70	6.26	6.83	6.20

Portfolio turnover rate	32%	71%	68%	74%	71%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.40% for the year ended May 31, 2015.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

Western Asset High Yield Fund 2019 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$7.90	$8.03	$8.20	$7.67	$8.68	$9.27

Income (loss) from operations:
Net investment income	0.23	0.46	0.47	0.51	0.54	0.55
Net realized and unrealized gain (loss)	0.06	(0.12)	(0.18)	0.50	(1.01)	(0.58)
Total income (loss) from operations	0.29	0.34	0.29	1.01	(0.47)	(0.03)

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.46)	(0.46)	(0.54)	(0.56)
Return of capital	—	(0.00) [3]	—	(0.02)	—	—
Total distributions	(0.22)	(0.47)	(0.46)	(0.48)	(0.54)	(0.56)

Net asset value, end of period	$7.97	$7.90	$8.03	$8.20	$7.67	$8.68
Total return[4]	3.86%	4.35%	3.65%	13.41%	(5.32)%	(0.23)%[5]

Net assets, end of period (millions)	$127	$117	$105	$115	$168	$155

Ratios to average net assets:
Gross expenses	0.68%[6,7]	0.70%[7]	0.68%	0.65%	0.64%	0.63%[7]
Net expenses[8]	0.65 [6,7]	0.65 [7,9]	0.66 [9]	0.65	0.64	0.63 [7]
Net investment income	5.62 [6]	5.79	5.77	6.32	6.89	6.29

Portfolio turnover rate	32%	71%	68%	74%	71%	82%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -0.23% for the year ended May 31, 2015.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset High Yield Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence

Western Asset High Yield Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38	Western Asset High Yield Fund 2019 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$201,476,301	—		$201,476,301
Senior Loans:
Energy	—	—	$259,350		259,350
Health Care	—	3,359,982	371,361		3,731,343
Other Senior Loans	—	9,487,304	—		9,487,304
Asset-Backed Securities	—	10,329,878	—		10,329,878
Investments in Underlying Funds	$5,200,832	—	—		5,200,832
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	18,967		18,967
Energy	2,020,147	—	79,297		2,099,444
Sovereign Bonds	—	851,210	—		851,210
Convertible Bonds & Notes	—	594,214	—		594,214
Preferred Stocks	239,016	—	—		239,016
Purchased Options	—	14,085	—		14,085
Rights	245	—	—		245
Total Long-Term Investments	7,460,240	226,112,974	728,975		234,302,189
Short-Term Investments†	—	6,309,490	—		6,309,490
Total Investments	$7,460,240	$232,422,464	$728,975		$240,611,679
Other Financial Instruments:
Futures Contracts	$6,400	—	—		$6,400
Forward Foreign Currency Contracts	—	$446	—		446
Total Other Financial Instruments	$6,400	$446	—		$6,846
Total	$7,466,640	$232,422,910	$728,975		$240,618,525

Western Asset High Yield Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	—	$636	—	$636
Futures Contracts	$15,701	—	—	15,701
Forward Foreign Currency Contracts	—	609	—	609
Total	$15,701	$1,245	—	$16,946

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

40	Western Asset High Yield Fund 2019 Semi-Annual Report

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled

Western Asset High Yield Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended November 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the

42	Western Asset High Yield Fund 2019 Semi-Annual Report

Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts

Western Asset High Yield Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes

44	Western Asset High Yield Fund 2019 Semi-Annual Report

in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset High Yield Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be

46	Western Asset High Yield Fund 2019 Semi-Annual Report

reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2019, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $1,245. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset High Yield Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset and Western Asset Limited monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R and Class IS shares did not exceed 1.05%, 1.25%, 1.80%, 1.30% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below. For the six months ended November 30, 2019, the amount waived was $106.

During the six months ended November 30, 2019, fees waived and/or expenses reimbursed amounted to $34,602.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

48	Western Asset High Yield Fund 2019 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires May 31, 2020	—	—	—	$369	$15,191	$22,027
Expires May 31, 2021	$2,205	$15,322	$1,175	566	38,518	50,853
Expires May 31, 2022	683	4,964	376	296	10,608	17,569
Total fee waivers/expense reimbursements subject to recapture	$2,888	$20,286	$1,551	$1,231	$64,317	$90,449

For the six months ended November 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class A2	Class C	Class R	Class IS
LMPFA recaptured	$763	$4,875	$594	$1	$437

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$119	$11,911	—
CDSCs	1,679	66,731	$76

As of November 30, 2019, Legg Mason and its affiliates owned 33% of the Fund.

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$74,409,450
Sales	80,035,048

Western Asset High Yield Fund 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

At November 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$247,977,644	$9,969,049	$(17,335,014)	$(7,365,965)
Written options	(34,514)	33,878	—	33,878
Futures contracts	—	6,400	(15,701)	(9,301)
Forward foreign currency contracts	—	446	(609)	(163)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Purchased options[2]	—	—	$14,085	$14,085
Futures contracts[3]	$6,400	—	—	6,400
Forward foreign currency contracts	—	$446	—	446
Total	$6,400	$446	$14,085	$20,931

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Written options	—	—	$636	$636
Futures contracts[3]	$15,701	—	—	15,701
Forward foreign currency contracts	—	$609	—	609
Total	$15,701	$609	$636	$16,946

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

50	Western Asset High Yield Fund 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	—	—	$(51,041)	$(51,041)
Futures contracts	$270,232	—	—	—	270,232
Swap contracts	—	—	$(115,363)	—	(115,363)
Forward foreign currency contracts	—	$25,895	—	—	25,895
Total	$270,232	$25,895	$(115,363)	$(51,041)	$129,723

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Purchased options[1]	—	—	—	$(10,674)	$(10,674)
Written options	—	—	—	33,878	33,878
Futures contracts	$(195,185)	—	—	—	(195,185)
Swap contracts	—	—	$25,378	—	25,378
Forward foreign currency contracts	—	$(7,585)	—	—	(7,585)
Total	$(195,185)	$(7,585)	$25,378	$23,204	$(154,188)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$11,842
Written options	225
Futures contracts (to buy)	24,318,125
Futures contracts (to sell)	2,225,625
Forward foreign currency contracts (to sell)	645,997

Average Notional Balance
Credit default swap contracts (to buy protection)†	$1,920,969

†	At November 30, 2019, there were no open positions held in this derivative.

Western Asset High Yield Fund 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$9,034	$(636)	$8,398	—	$8,398
BNP Paribas SA	5,497	(65)	5,432	—	5,432
Citibank N.A.	—	(544)	(544)	—	(544)
Total	$14,531	$(1,245)	$13,286	—	$13,286

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$6,201	$1,810
Class A2	46,050	8,365
Class C	11,386	1,086
Class R	751	481
Class I	—	24,460
Class IS	—	1,475
Total	$64,388	$37,677

52	Western Asset High Yield Fund 2019 Semi-Annual Report

For the six months ended November 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$686
Class A2	4,981
Class C	377
Class R	296
Class I	10,638
Class IS	17,624
Total	$34,602

6. Distributions to shareholders by class

	Six Months Ended November 30, 2019	Year Ended May 31, 2019
Net Investment Income:
Class A	$131,419	$238,196
Class A2	964,414	1,823,008
Class C	50,650	121,609
Class R	7,366	13,314
Class I	2,154,544	4,804,663
Class IS	3,232,647	6,302,293
Total	$6,541,040	$13,303,083

Return of Capital:
Class A	—	$1,410
Class A2	—	10,243
Class C	—	620
Class R	—	68
Class I	—	26,278
Class IS	—	37,117
Total	—	$75,736

Western Asset High Yield Fund 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

7. Capital Shares

At November 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2019		Year Ended May 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,201,064	$9,551,256	669,169	$5,213,348
Shares issued on reinvestment	14,703	116,973	27,067	213,324
Shares repurchased	(714,560)	(5,664,052)	(986,414)	(7,782,941)
Net increase (decrease)	501,207	$4,004,177	(290,178)	$(2,356,269)

Class A2
Shares sold	512,006	$4,077,240	935,127	$7,394,580
Shares issued on reinvestment	121,092	964,414	233,461	1,833,251
Shares repurchased	(195,618)	(1,555,190)	(598,490)	(4,718,058)
Net increase	437,480	$3,486,464	570,098	$4,509,773

Class C
Shares sold	23,596	$185,234	32,060	$245,418
Shares issued on reinvestment	5,265	41,526	13,172	102,348
Shares repurchased	(33,619)	(264,985)	(98,798)	(763,762)
Net decrease	(4,758)	$(38,225)	(53,566)	$(415,996)

Class R
Shares sold	9,498	$74,825	10,141	$79,544
Shares issued on reinvestment	595	4,704	949	7,391
Shares repurchased	(7,678)	(60,727)	(3,048)	(23,668)
Net increase	2,415	$18,802	8,042	$63,267

Class I
Shares sold	1,056,624	$8,344,347	3,944,391	$30,738,829
Shares issued on reinvestment	247,146	1,952,014	568,772	4,436,741
Shares repurchased	(3,588,443)	(28,213,638)	(7,045,232)	(55,580,645)
Net decrease	(2,284,673)	$(17,917,277)	(2,532,069)	$(20,405,075)

Class IS
Shares sold	1,752,872	$14,011,784	3,129,379	$24,656,647
Shares issued on reinvestment	400,114	3,208,501	801,100	6,339,407
Shares repurchased	(1,024,610)	(8,207,723)	(2,232,310)	(17,786,015)
Net increase	1,128,376	$9,012,562	1,698,169	$13,210,039

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund and Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private

54	Western Asset High Yield Fund 2019 Semi-Annual Report

money market fund, both managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio was available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio was not a registered money market fund, it conducted all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2019. The following transactions were effected in shares of such companies for the six months ended November 30, 2019.

	Affiliate Value at May 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio, LLC	$701,771	$54,453,379	54,453,379	$55,155,150	55,155,150
Western Asset Premier Institutional Government Reserves, Premium Shares	—	7,621,993	7,621,993	1,312,503	1,312,503
	$701,771	$62,075,372		$56,467,653

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2019
Western Asset Government Cash Management Portfolio, LLC	—	$2,451	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	60,968	—	$6,309,490
	—	$63,419	—	$6,309,490

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption

Western Asset High Yield Fund 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. Prior to November 18, 2019, the Fund paid a commitment fee of 0.10% and an upfront fee of 0.05%. For the six months ended November 30, 2019, the Fund incurred a commitment fee in the amount of $793. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2019.

10. Deferred capital losses

As of May 31, 2019, the Fund had deferred capital losses of $40,176,086, which have no expiration date, that will be available to offset future taxable capital gains.

56	Western Asset High Yield Fund 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“WAML” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 10, 2019 and October 29, 2019. At a meeting held on November 18, 2019, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as WAML, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by WAML. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreement between LMPFA and WAML with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to WAML because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff; and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers;

Western Asset High Yield Fund	57

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds in its peer group and to its investment benchmark over the one-, three-, five- and ten-year periods ended June 30, 2019. In that connection, the Directors noted that the performance of the Fund exceeded its peer group’s average performance for the three- and ten-year periods, was approximately the same as its peer group’s average performance for the one-year period, and was lower than its peer group’s average performance for the five-year period. The Directors also noted that the Fund’s performance trailed that of its benchmark for all such periods. The Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by either Subadviser. The Directors observed that the management fee paid by the Fund to LMPFA was lower than the average of the combined advisory and administration fees paid by funds in its peer group, and that total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was lower than the management fees paid by certain other clients of the Subadvisers for accounts with similar investment strategies and higher than others, and that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were relatively higher as compared with the accounts that had lower fees. In light of the forgoing, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

58	Western Asset High Yield Fund

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and the Subadvisers may receive from their relationships with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset High Yield Fund	59

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Directors of the Corporation. Shareholders of the Fund and each other series of the Corporation voted together as a single class to elect the Board.

Shareholders of the Corporation voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Directors:

Director	For	Withheld
Robert Abeles, Jr.	2,791,652,617	30,297,354
Jane F. Dasher	2,792,912,395	29,037,576
Anita L. DeFrantz	2,792,511,958	29,438,013
Avedick B. Poladian	2,792,320,211	29,629,760
Susan B. Kerley	2,788,394,406	33,555,565
William E.B. Siart	2,791,341,381	30,608,590
Jaynie Miller Studenmund	2,792,832,592	29,117,379
Ronald L. Olson	2,782,642,169	39,307,802
Peter J. Taylor	2,792,774,253	29,175,718
Jane E. Trust	2,783,998,172	37,951,799

The above Directors have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

60	Western Asset High Yield Fund

Western Asset

High Yield Fund

Directors*

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a December 3, 2019 special meeting of shareholders, a new group of board members were elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

Western Asset High Yield Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012828 1/20 SR19-3792

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: January 21, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: January 21, 2020